Schedule of Components of Income Before Income Taxes (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Income before income taxes	$ 294,968	$ 58,172	$ 153,227	$ 11,686
The Inland Revenue Board Of Malaysia [Member]
Income before income taxes	314,371	48,588	145,017	41,729
Inland Revenue, Singapore (IRAS) [Member]
Income before income taxes	$ (19,403)	$ 9,584	$ 8,210	$ (30,043)